COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligation

The following table sets forth the Company’s material contractual obligations as of December 31, 2019:

	Payments due by period
	Less than	One to	Two to	Three to	Four to
Contractual Obligations	one year	two years	three years	four years	five years
Purchase of plasma commitment(1)	17,633,688	16,026,209	—	—	—
Capital commitment	9,919,228	1,102,136	—	—	—
Total	27,552,916	17,128,345	—	—	—

(1)	See Note 10.